Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income
Net income	$ 175,246,225	$ 97,450,746	$ 119,000,725
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial losses from defined benefit plans	(379,007)	(63,463)	(329,477)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(41,844,584)	(72,455,525)	(68,831,435)
Gain (losses) from cash flow hedges	(1,865,233)	(13,151,841)	(813,844)
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	102,332	16,184	84,017
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	9,295,546	2,476,204	232,666
Income tax related to cash flow hedges	683,482	2,554,551	167,348
Other comprehensive income, total	(34,007,464)	(80,623,890)	(69,490,725)
Total comprehensive income	141,238,761	16,826,856	49,510,000
Equity holders of the controller	139,861,690	16,370,635	48,725,522
Non-controlling interests	$ 1,377,071	$ 456,221	$ 784,478